Cover	12 Months Ended
Dec. 31, 2024 shares
Document Information [Line Items]
Document Type	20-F
Document Registration Statement	false
Document Annual Report	true
Document Transition Report	false
Document Financial Statement Error Correction [Flag]	false
Document Shell Company Report	false
Entity Interactive Data Current	Yes
Document Accounting Standard	U.S. GAAP
ICFR Auditor Attestation Flag	false
Amendment Flag	false
Document Period End Date	Dec. 31, 2024
Document Fiscal Year Focus	2024
Document Fiscal Period Focus	FY
Entity Information [Line Items]
Entity Registrant Name	Steakholder Foods Ltd.
Entity Central Index Key	0001828098
Entity File Number	001-40173
Entity Incorporation, State or Country Code	L3
Current Fiscal Year End Date	--12-31
Entity Well-known Seasoned Issuer	No
Entity Voluntary Filers	No
Entity Current Reporting Status	Yes
Entity Shell Company	false
Entity Filer Category	Non-accelerated Filer
Entity Emerging Growth Company	true
Entity Ex Transition Period	false
Entity Contact Personnel [Line Items]
Entity Address, Address Line One	5 David Fikes St.
Entity Address, Address Line Two	P.O. Box 4061
Entity Address, City or Town	Rehovot
Entity Address, Country	IL
Entity Address, Postal Zip Code	7638205
Entity Listings [Line Items]
Entity Common Stock, Shares Outstanding	349,603,759
American Depositary Shares, each representing 100 ordinary shares, no par value per share [Member]
Entity Listings [Line Items]
Title of 12(b) Security	American Depositary Shares, each representing 100 ordinary shares, no par value per share
Trading Symbol	STKH
Security Exchange Name	NASDAQ
Ordinary shares, no par value per share
Entity Listings [Line Items]
Title of 12(b) Security	Ordinary shares, no par value per share
No Trading Symbol Flag	true
Security Exchange Name	NASDAQ
Business Contact [Member]
Entity Contact Personnel [Line Items]
Contact Personnel Name	Arik Kaufman
Contact Personnel Email Address	info@steakholderfoods.com
Entity Address, Address Line One	5 David Fikes St.
Entity Address, City or Town	Rehovot
Entity Address, Country	IL
Entity Address, Postal Zip Code	7638205
Entity Phone Fax Numbers [Line Items]
City Area Code	+972
Local Phone Number	73-332-2853